Goodwill And Intangible Assets - Goodwill And Customer Relationship (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Jan. 01, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		$ 2,175	$ 2,924	$ 0	$ 0
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill			2,924	0
Recognition on acquisition of subsidiary	$ 2,924
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill			1,057	0
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill			1,057	0
Recognition on acquisition of subsidiary	1,057
Customer related Intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill			1,867	0
Customer related Intangible assets [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill			$ 1,867	$ 0
Recognition on acquisition of subsidiary	$ 1,867